Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Fair Values of our Derivative Assets and Liabilities
The fair values of our derivative assets and liabilities and Contingent Consideration measured on a recurring basis as of December 31 and are categorized as follows:

	December 31, 2024				December 31, 2023
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Foreign exchange contract designated as hedging instruments	$—	$—	$—	$—	$1,318	$—	$1,318	$—
Interest rate swap agreement	$1,069	$—	$1,069	$—	$1,073	$—	$1,073	$—
Liabilities:
Foreign exchange contract designated as hedging instruments	$5,698	$—	$5,698	$—	$—	$—	$—	$—
Foreign exchange contract not designated as hedging instruments	$53	$—	$53	$—	$304	$—	$304	$—

Summary of Notional Amount of Foreign Exchange Contracts
The following table summarizes the notional amount of our open foreign exchange contracts at December 31:

	2024		2023
	U.S. $ Equivalent	U.S. $ Equivalent Fair Value	U.S. $ Equivalent	U.S. $ Equivalent Fair Value
Commitments to buy or sell currencies - Foreign exchange contract designated as hedging instruments	$54,359	$55,251	$56,741	$58,094
Commitments to buy or sell currencies - Foreign exchange contract not designated as hedging instruments	$4,697	$5,023	$16,608	$16,806

Summary of Fair Value and Presentation in Consolidated Balance Sheets for Derivatives
The following table summarizes the fair value and presentation of derivatives in the Consolidated Balance Sheets at December 31:

	Derivative Asset
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Other current assets	$—	$1,179
Foreign exchange contract designated as hedging instruments	Other assets	$—	$139
Interest rate swap agreement	Other assets	$1,069	$1,073

	Derivative Liability
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Accrued liabilities and other	$5,648	$—
Foreign exchange contract designated as hedging instruments	Other long-term liabilities	$50	$—
Foreign exchange contract not designated as hedging instruments	Accrued liabilities and other	$53	$304

	Derivative Equity
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Accumulated other comprehensive loss	$(2,119)	$1,354
Interest rate swap agreements	Accumulated other comprehensive loss	$897	$3,484

Summary of Effect of Derivative Instruments on Consolidated Statements of Income for Derivatives not Designated as Accounting Hedges
The following table summarizes the effect of derivative instruments on the Consolidated Statements of Operations:

		2024	2023
	Location of Gain (Loss) Recognized on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Foreign exchange contract designated as hedging instruments	Cost of revenues	$(2,454)	$5,339
Interest rate swap agreements	Interest expense	$1,498	$1,466
Interest rate swap agreements settled in 2022	Interest expense	$755	$756
Foreign exchange contract not designated as hedging instruments	Other (income) expense	$281	$(220)

Summary of Carrying Amounts and Fair Values of Our Long-Term Debt Obligations	The carrying amounts and fair values of our long-term debt obligations are as follows:

	December 31, 2024		December 31, 2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan and security agreement [1]	$85,000	$84,363	$141,514	$139,213
Revolving Credit Facility	$50,500	$50,500	$—	$—
__________________
(1)Presented in the Consolidated Balance Sheets as the current portion of long-term debt of $8.4 million and long-term debt of $76.6 million as of December 31, 2024, and current portion of long-term debt of $15.3 million and long-term debt of $126.2 million as of December 31, 2023.